Provision for expected credit losses - Economics forecasts used (Details) - Base case scenario	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Calendar year 2023 | Australia
Provisions for expected credit losses
Annual GDP, percentage of forecast growth		1.20%
Commercial property index, forecast price contraction		15.00%
Residential property prices, forecast price growth		5.80%
Calendar year 2023 | New Zealand
Provisions for expected credit losses
Annual GDP, percentage of forecast growth		0.80%
Residential property prices, forecast price contraction		1.00%
Calendar Year 2024 | Australia
Provisions for expected credit losses
Annual GDP, percentage of forecast growth	1.50%	1.60%
Commercial property index, forecast price contraction	11.50%	0.50%
Residential property prices, forecast price growth	5.70%	4.00%
Calendar Year 2024 | New Zealand
Provisions for expected credit losses
Annual GDP, percentage of forecast growth	0.10%	0.20%
Residential property prices, forecast price growth	0.70%	7.70%
Calendar Year 2025 | Australia
Provisions for expected credit losses
Annual GDP, percentage of forecast growth	2.40%
Commercial property index, forecast price growth	1.30%
Residential property prices, forecast price growth	4.00%
Calendar Year 2025 | New Zealand
Provisions for expected credit losses
Annual GDP, percentage of forecast growth	2.00%
Residential property prices, forecast price growth	6.40%
December 2023 | Australia
Provisions for expected credit losses
Cash rate, percentage		4.10%
Unemployment rate, percentage		3.90%
December 2023 | New Zealand
Provisions for expected credit losses
Unemployment rate, percentage		4.30%
December 2024 | Australia
Provisions for expected credit losses
Cash rate, percentage	4.35%	3.60%
Unemployment rate, percentage	4.30%	4.70%
December 2024 | New Zealand
Provisions for expected credit losses
Unemployment rate, percentage	5.30%	5.20%
December 2025 | Australia
Provisions for expected credit losses
Cash rate, percentage	3.35%
Unemployment rate, percentage	4.60%
December 2025 | New Zealand
Provisions for expected credit losses
Unemployment rate, percentage	5.60%